Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Shareholders' Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income [Member]	Deficit [Member]	Attributable To Shareholders Of Corporation [Member]	Non-controlling Interest [Member]
Beginning Balance at Dec. 31, 2022	$ 1,230,529	$ 2,299,533	$ 72,555	$ 159,714	$ (1,301,273)	$ 1,230,529
Net earnings	289,244				289,244	289,244
Other comprehensive income (loss)	(12,238)			(12,238)		(12,238)
Acquisition share consideration	75,588	75,588				75,588
Settlement of Executive Performance and Restricted Share Units	19,206	19,206				19,206
Share repurchases	(29,955)	(29,955)				(29,955)
Redemption of non-management directors share units	757	757				757
Share-based compensation expense	2,531		2,531			2,531
Ending Balance at Dec. 31, 2023	1,575,662	2,365,129	75,086	147,476	(1,012,029)	1,575,662
Net earnings	111,330				111,195	111,195	$ 135
Other comprehensive income (loss)	51,544			51,544		51,544
Share options exercised	686	978	(292)			686
Settlement of Executive Performance and Restricted Share Units	20,367	21,846	(1,479)			20,367
Share repurchases	(86,570)	(86,570)				(86,570)
Redemption of non-management directors share units		346	(346)
Share-based compensation expense	4,588		4,588			4,588
Funding from non-controlling interest	4,392						4,392
Ending Balance at Dec. 31, 2024	$ 1,681,999	$ 2,301,729	$ 77,557	$ 199,020	$ (900,834)	$ 1,677,472	$ 4,527